Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

November 14, 2016

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln National Variable Annuity Account H: 333-63505, 333-135219, 333-170695; 333-181615; 811-05721
Lincoln Life Variable Annuity Account N: 333-135039, 333-138190, 333-170897; 333-181612; 811-08517

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contracts offered by the Company through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the most recently filed post-effective amendment.

Sincerely,
Scott C. Durocher